CAPITAL STRUCTURE - Shares Purchased under Trust Arrangement - Additional Information (Detail) - Treasury Shares [Member] - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Capital Structure [Line Items]
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	18,213	466,203
Shares Purchased Under Trust Arrangement [Member]
Capital Structure [Line Items]
Shares purchased under trust arrangement for future vesting of restricted shares (in ADSs or in shares)	0	0
Transfer of shares purchased under trust arrangement for restricted shares vested (in shares)	18,213	466,203